Financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of December 31, 2025
Cash & cash equivalents	5(a)	—	—	129,975	129,975
Trade & other receivables	5(b)	—	—	43,300	43,300
Financial assets at fair value through other comprehensive income		1,551	—	—	1,551
Other non-current assets		—	—	1,194	1,194
		1,551	—	174,469	176,020
As of June 30, 2025
Cash & cash equivalents	5(a)	—	—	161,551	161,551
Trade & other receivables	5(b)	—	—	14,866	14,866
Financial assets at fair value through other comprehensive income		1,388	—	—	1,388
Other non-current assets		—	—	1,296	1,296
		1,388	—	177,713	179,101
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of December 31, 2025
Trade and other payables	5(c)	—	—	33,576	33,576
Borrowings	5(d)	—	—	126,870	126,870
Contingent consideration	5(e)(iii)	—	14,138	—	14,138
Warrant liability	5(e)(vi)	—	14,172	—	14,172
		—	28,310	160,446	188,756
As of June 30, 2025
Trade and other payables	5(c)	—	—	19,082	19,082
Borrowings	5(d)	—	—	121,894	121,894
Contingent consideration	5(e)(iii)	—	21,779	—	21,779
Warrant liability	5(e)(vi)	—	5,724	—	5,724
		—	27,503	140,976	168,479
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss
Summary of Cash and Cash Equivalents
a.    Cash and cash equivalents

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Cash at bank	129,573	161,158
Deposits at call(1)	402	393
	129,975	161,551

(1)As of December 31, 2025 and June 30, 2025, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

(in U.S. dollars, in thousands)	Notes	As of December 31, 2025	As of June 30, 2025
Trade receivables, net(1)		42,921	13,911
Foreign withholding tax recoverable		21	22
Interest receivables		2	2
Other recoverable taxes (Goods and services tax and value-added tax)		356	743
Net investment in sublease		—	188
Trade and other receivables		43,300	14,866

(1)As of December 31, 2025 and June 30, 2025, gross trade receivables is offset by estimated government chargebacks of $1.6 million and $0.9 million, respectively.
(ii)    Prepayments

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Clinical trial research and development expenditure	1,410	1,402
Prepaid insurance and subscriptions	2,791	1,967
Other	3,343	2,318
Prepayments	7,544	5,687

Summary of Trade and Other Payables
c.    Trade and other payables

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Trade payables and other payables	27,115	18,133
Gross to net accruals	6,461	949
Trade and other payables	33,576	19,082

Summary of Borrowings
d.    Borrowings

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Borrowings
Secured liabilities:
Borrowing arrangements	101,039	81,919
Less: transaction costs	(5,898)	(10,782)
Amortization of carrying amount, net of payments made	31,729	50,757
	126,870	121,894

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Borrowings
Current
Borrowings - NovaQuest	59,126	11,153
Borrowings - Credit-line facility	7,612	—
Borrowings - Oaktree	—	43,002
	66,738	54,155
Non-current
Borrowings - NovaQuest	—	67,739
Borrowings - Credit-line facility	60,132	—
	60,132	67,739
	126,870	121,894

Summary of Net Debt
(iii)    Net Debt Reconciliation

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Cash and cash equivalents	129,975	161,551
Borrowings	(126,870)	(121,894)
Lease liabilities	(8,274)	(6,263)
Warrant liability	(14,172)	(5,724)
Net Debt(1)	(19,341)	27,670

Cash and cash equivalents	129,975	161,551
Gross debt - fixed interest rates	(135,144)	(128,157)
Warrant liability	(14,172)	(5,724)
Net Debt(1)	(19,341)	27,670
(1)Net debt amount includes leases and borrowing arrangements.

Summary of Net Debt Reconciliation

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2025	(121,894)	(6,263)	(5,724)	(133,881)	161,551	27,670
Cash Flows(1)	2,921	1,016	(3,961)	(24)	(32,079)	(32,103)
Remeasurement adjustments	(1,822)	—	(4,498)	(6,320)	—	(6,320)
Other Changes(2)	(6,075)	(471)	—	(6,546)	—	(6,546)
Acquisition – leases	—	(2,521)	—	(2,521)	—	(2,521)
Foreign exchange adjustments	—	(35)	11	(24)	503	479
Net Debt as at December 31, 2025	(126,870)	(8,274)	(14,172)	(149,316)	129,975	(19,341)
(1)Cash flows for borrowings and leases include the payments of borrowings, lease liabilities, interest and debt transaction costs which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of December 31, 2025 and June 30, 2025 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of December 31, 2025
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,551	1,551
Total Financial Assets		—	—	1,551	1,551

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	14,138	14,138
Warrant liabilities	5(e)(vi)	—	—	14,172	14,172
Total Financial Liabilities		—	—	28,310	28,310

As of June 30, 2025
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total

Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,388	1,388
Total Financial Assets		—	—	1,388	1,388

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	21,779	21,779
Warrant liabilities	5(e)(vi)	—	—	5,724	5,724
Total Financial Liabilities		—	—	27,503	27,503

Summary of Changes in Fair Value of Level 3 Instruments
The following table presents the changes in the contingent consideration balances within the level 3 instruments for the six months ended December 31, 2025 and the year ended June 30, 2025.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2024	26,892
Amount paid during the period(1)	(20,000)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	14,887
Closing balance - June 30, 2025	21,779

Opening balance - July 1, 2025	21,779
Charged/(credited) to consolidated income statement:
Remeasurement(3)	(7,641)
Closing balance - December 31, 2025	14,138

(1)In January 2025, the Group issued 10,228,239 ordinary shares as payment for a $20.0 million milestone within contingent consideration following the FDA approval of Ryoncil® in the treatment of children with SR-aGVHD in the United States in December 2024. The shares are subject to a 12-month lock-up period.

(2)
In the year ended June 30, 2025, a loss of $14.9 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of MSC assets from Osiris. Within this $14.9 million loss, $4.6 million of the remeasurement loss was a net result of changing key assumptions of the contingent consideration valuation, such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration including the impact of receiving FDA approval for Ryoncil® in the treatment of children with SR-aGVHD in December 2024.

Within the $14.9 million loss, the Group also recognized a loss of $10.3 million on the remeasurement of the contingent consideration milestone paid in January 2025 through the issuance of shares, which are subject to a 12-month lock-up period. If the share price decreases over the lock-up period an additional payment equal to the reduction in the share price multiplied by the amount of issued shares under that milestone payment is required to be paid. This loss reflects the fair value remeasurement of the issued shares as at June 30, 2025.

(3)
In the six months ended December 31, 2025, a gain of $7.6 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of MSC assets from Osiris. Within this $7.6 million gain, $0.4 million loss was a net result of changing the key assumptions of the contingent consideration valuation, such as development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Within the $7.6 million gain, the Group also recognized a gain of $8.0 million on the remeasurement of the contingent consideration milestone paid in January 2025 through the issuance of shares, which are subject to a 12-month lock-up period. If the share price decreases over the lock-up period an additional payment equal to the reduction in the share price multiplied by the amount of issued shares under that milestone payment is required to be paid. This gain reflects the fair value remeasurement of the issued shares as at December 31, 2025.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

(in U.S. dollars, in thousands, except percent data)					Range of inputs (weighted average)
Description	Fair value as of December 31, 2025	Fair value as of June 30, 2025	Valuation technique	Unobservable inputs(1)	Six Months Ended December 31, 2025	Year Ended June 30, 2025	Relationship of unobservable inputs to fair value
Contingent consideration provision	14,138	21,779	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Six months ended December 31, 2025: A change in the discount rate by 0.5% would have no impact to the fair value.

Year ended June 30, 2025: A change in the discount rate by 0.5% would have no impact to the fair value.

				Expected unit sales price	Various	Various
Six months ended December 31, 2025: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

Year ended June 30, 2025: A change in the price assumptions by 10% would increase/decrease the fair value by 0.2%.

				Expected sales volumes	Various	Various
Six months ended December 31, 2025: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

Year ended June 30, 2025: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.2%.

				Probability of success and payment	Various	Various
Six months ended December 31, 2025: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20%, respectively.

Year ended June 30, 2025: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Summary of Fair Value of contingent Consideration

	As of December 31,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2025	2025
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	11,021	10,778
Fair value of financial derivative liability	2,218	10,262
Fair value of royalty payments from commercialization of the intellectual property acquired	899	739
	14,138	21,779
The following assumptions were based on observable market conditions that existed as of December 31, 2025 and June 30, 2025.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of December 31, 2025	As of June 30, 2025	Rationale
Share Price	A$2.84	A$1.62	5-day VWAP on valuation date from external market source
Exercise price	A$3.15	A$3.15	Market price on initial payment date
Expected Term	6 days	7 months	Lock-up period
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	73.49%	73.57%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.30%	3.47%	Based on the closing Australian Government issued 5 year bonds on valuation date
Fair value per share	$0.2169	$1.0033	Determined using Black-Scholes valuation model with the inputs above
Fair value	$2,218,393	$10,262,224	Fair value of 10,228,239 shares of $2,218,393 as of December 31, 2025 and of $10,262,224 as of June 30, 2025.

Summary of Warrant Liability

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant liability	2025	2025
Opening balance	5,724	4,647
Warrants fair value at grant date - December 30, 2025	3,961	—
Remeasurement of warrant liability	4,498	4,962
Foreign currency translation reserve	(11)	—
Exercise of warrants	—	(3,885)
Closing Balance	14,172	5,724

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed as of December 31, 2025 and June 30, 2025.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of December 31, 2025	As of June 30, 2025	Rationale
Share Price	$18.04	$10.89	Closing share price on valuation date from external market source
Exercise Price	$14.36	$14.36	As per subscription agreement
Expected Term	3 years	4 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	92.34%	93.43%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.94%	3.99%	Based on the closing U.S treasury issued 7 year bonds on valuation date
Fair value per warrant	$11.7147	$6.4688	Determined using Black-Scholes valuation model with the inputs above
Fair value	$10,365,599	$5,723,883	Fair value of 884,838 warrants of $10,365,599 as of December 31, 2025 and of $5,723,883 as of June 30, 2025.
Key terms of the warrants granted as part of the credit-line facility are included below. The following assumptions were based on observable market conditions that existed at the grant date and as of December 31, 2025.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of December 31, 2025	At Grant date - December 30, 2025	Rationale
Share Price	A$2.72	A$2.80	Closing share price on valuation date from external market source
Exercise price	A$3.20	A$3.20	As per subscription agreement
Expected Term	6 years	6 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	73.50%	73.50%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.30%	4.29%	Based on the closing Australian Government issued 5 year bonds on valuation date
Fair value per warrant	A$1.7632	A$1.8298	Determined using Black-Scholes valuation model with the inputs above
Fair value	A$5,687,725	A$5,902,568	Fair value of 3,225,756 warrants of A$5,687,725 (US$3,806,794) as of December 31, 2025 and of A$5,902,568 (US$3,961,213) as at grant date December 30, 2025.